Employment Benefits - Summary of Defined Benefits (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2024	Dec. 31, 2023
Surplus (deficit) in plan [abstract]
Present value of defined benefit obligation from funded plans	₩ 4,960,645	₩ 4,312,702
Fair value of plan assets	(3,551,233)	(3,349,480)
Net liabilities incurred from defined benefit plans	₩ 1,409,412	₩ 963,222